Commitments and Contingencies - Material Changes in Financial Condition (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Total Assets	$ 17,903	$ 27,470	$ 58,209
Total Liabilities	2,012	8,504	20,769
Total Equity	$ 15,891	$ 18,966	$ 37,440	$ 34,059	$ 37,211